Post-Employment Benefits - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 23,225	R$ 22,732
Medical care cost [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial method assumption	4.00%
Actuarial assumption of retirement age [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial method assumption	3.00%
ITAU UNIBANCO HOLDING [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 11	11
Percentage of actuarial method assumption	4.00%
ITAU UNIBANCO HOLDING [Member] | Real Estate [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 410	R$ 445